COMMITMENTS AND CONTINGENCIES - Narrative (Details)		12 Months Ended
	Nov. 09, 2022 USD ($)	Dec. 31, 2022 USD ($) lawsuit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 06, 2013 USD ($)
Concentration Risk [Line Items]
Purchase commitment term		1 year
Purchases		$ 1,200,000,000	$ 448,100,000	$ 0
Inventory reclass expense		$ 15,800,000	17,600,000
DBCP Cases
Concentration Risk [Line Items]
Pending lawsuits | lawsuit		180
Damages claimed		$ 17,800,000,000
Number of cases resulted in judgments | lawsuit		24
Former Shell Site
Concentration Risk [Line Items]
Estimated possible loss					$ 310,000,000.0
Former Shell Site | Shell
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 266,600,000
Former Shell Site | BHC
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 133,300,000
Percentage of defendant's lawsuit costs attributable to other party	0.500
Former Shell Site, Costs Associated With Lawsuit
Concentration Risk [Line Items]
Estimated possible loss					$ 90,000,000.0
Unfavorable Regulatory Action
Concentration Risk [Line Items]
Estimated possible loss		$ 20,000,000.0
Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantees		61,400,000	68,800,000
Bank Borrowings And Equity Method Investments
Concentration Risk [Line Items]
Guarantees		$ 9,200,000	$ 13,900,000
Workforce Subject to Collective Bargaining Arrangements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		31.40%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		24.30%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		75.70%
Minimum
Concentration Risk [Line Items]
Purchase commitment term		1 year
Guarantee term		1 year
Maximum
Concentration Risk [Line Items]
Purchase commitment term		10 years
Guarantee term		20 years